Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net income for the computation of basic EPS	$ 246,061	$ 331,460	$ 522,885	$ 565,646
Weighted average ordinary shares outstanding - basic (in shares)	127,425,886	135,917,192	127,862,816	137,029,147
Basic earnings per share (in USD per share)	$ 1.93	$ 2.44	$ 4.09	$ 4.13
Weighted average ordinary shares outstanding - diluted (in shares)	128,131,663	137,072,268	128,938,138	138,396,628
Diluted earnings per share (in USD per share)	$ 1.92	$ 2.42	$ 4.06	$ 4.09